Shareholder Fees - FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO	Dec. 30, 2022 USD ($)
FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO | Fidelity SAI Sustainable Emerging Markets Equity Fund
Shareholder Fees:
(fees paid directly from your investment)	none